Clearing Organizations (Tables)	12 Months Ended
Dec. 31, 2015
Brokers and Dealers [Abstract]
Schedule Of Margin Deposits And Guaranty Funds Assets
As of December 31, 2015, original margin and guaranty fund cash deposits are as follows for the ICE Clearing Houses (in millions):

	ICE Clear Europe	ICE Clear Credit	ICE Clear U.S.	Other ICE Clearing Houses	Total
Original margin	$28,454	$13,750	$3,882	$159	$46,245
Guaranty fund	2,589	2,011	311	13	4,924
Total	$31,043	$15,761	$4,193	$172	$51,169
As of December 31, 2014, original margin and guaranty fund cash deposits are as follows for the ICE Clearing Houses (in millions):

	ICE Clear Europe	ICE Clear Credit	ICE Clear U.S.	Other ICE Clearing Houses	Total
Original margin	$23,291	$14,056	$4,285	$42	$41,674
Guaranty fund	3,048	2,408	290	38	5,784
Total	$26,339	$16,464	$4,575	$80	$47,458

Schedule Of Assets Pledged By Clearing Members As Original Margin And Guaranty Fund Deposits Table

	As of December 31, 2015				As of December 31, 2014
	ICE Clear Europe	ICE Clear Credit	ICE Clear U.S.	Other ICE Clearing Houses	ICE Clear Europe	ICE Clear Credit	ICE Clear U.S.	Other ICE Clearing Houses
Original margin:
Government securities at face value	$21,690	$4,989	$8,161	$97	$18,284	$3,235	$6,972	$99
Letters of credit	—	—	—	381	—	—	—	4
Total	$21,690	$4,989	$8,161	$478	$18,284	$3,235	$6,972	$103
Guaranty fund:
Government securities at face value	$267	$229	$158	$61	$284	$424	$190	$15